GCAT 2025-NQM4 Trust ABS- 15G

Exhibit 99.45

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
548121550		XXXXXX	Qualifying Total Debt Income Ratio	XXXXXX	XXXXXX	XXXXXX
548121550		XXXXXX	Qualifying Total Monthly Liabilities	XXXXXX	XXXXXX	XXXXXX
581869527		XXXXXX	Qualifying Total Debt Income Ratio	XXXXXX	XXXXXX	XXXXXX